Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2022
Entity Registrant Name	Thompson IM Funds, Inc.
Entity Central Index Key	0000795264
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 30, 2023
Document Effective Date	Mar. 31, 2023
Prospectus Date	Mar. 31, 2023
Thompson LargeCap Fund | Thompson LargeCap Fund
Prospectus:
Trading Symbol	THPGX
Thompson MidCap Fund | Thompson MidCap Fund
Prospectus:
Trading Symbol	THPMX
Thompson Bond Fund | Thompson Bond Fund
Prospectus:
Trading Symbol	THOPX